Accounts Payable and Accrued Liabilities (Details) - Schedule of accounts payable and accrued liabilities - USD ($)	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2020
Schedule of accounts payable and accrued liabilities [Abstract]
Directors’ compensation	$ 190,538	$ 170,538	$ 130,537
Professional fees	255,388	125,697	46,640
Accounts payable	110,000	54,831
Interest payable			35,229
Other	5,534	29,655
Total	$ 561,460	$ 380,721	$ 212,406